                            CMG LARGE CAP GROWTH FUND
                             CMG MID CAP GROWTH FUND
                             CMG SMALL/MID CAP FUND
                            CMG LARGE CAP VALUE FUND
                   (EACH A "FUND", COLLECTIVELY THE "FUNDS")
          SUPPLEMENT TO THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2005

     The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS; CHART OF SECURITIES AND INVESTMENT PRACTICES" is revised in its entirety as follows:

Chart of Securities and Investment Practices

     Set forth below is a chart detailing the specific securities and investment practices for the Funds. Each of the practices engaged in by the Funds is discussed in detail in the sections of this Statement of Additional Information preceding this chart.

                       SECURITIES AND INVESTMENT PRACTICES

                                                       LARGE      MID       MID    SMALL/     SMALL      SMALL
                                                        CAP       CAP       CAP      MID       CAP        CAP   INT'L
                             500 INDEX    LARGE CAP   GROWTH     VALUE    GROWTH     CAP      VALUE     GROWTH  STOCK
                                FUND     VALUE FUND    FUND    FUND (3)    FUND     FUND     FUND (3)    FUND    FUND
                             ---------   ----------   ------   --------   ------   ------   ---------   ------  -----
Domestic Equities                +            +          +         +         +        +         +          +      +
Investment Grade                 *            *          *         *         *        *         *          *      *
Securities
High Yield/Non-Investment        O            X          X         O         X        X         X          X      X
Grade Securities
U.S. Government Securities       *            *          *         *         *        *         *          *      *
Foreign Government               X            X          X         X         X        X         X          X      *
Securities
Domestic Bank Obligations        *            *          *         *         *        *         *          *      *
Commercial Paper                 *            *          *         *         *        *         *          *      *
Mortgage Backed Securities       O            X          X         X         X        X         X          X      X
CMOs                             X            X          X         X         X        X         X          X      X

                       SECURITIES AND INVESTMENT PRACTICES

                                                       LARGE      MID       MID    SMALL/     SMALL      SMALL
                                                        CAP       CAP       CAP      MID       CAP        CAP   INT'L
                             500 INDEX    LARGE CAP   GROWTH     VALUE    GROWTH     CAP      VALUE     GROWTH  STOCK
                                FUND     VALUE FUND    FUND    FUND (3)    FUND     FUND     FUND (3)    FUND    FUND
                             ---------   ----------   ------   --------   ------   ------   ---------   ------  -----
Asset Backed Securities          O            X          X         X         X        X         X          X      X
Floating or Variable Rate        O            X          X         X         X        X         X          X      X
Loan Transactions                O            O          O         O         O        O         O          O      O
Options & Financial              O            O          O         O         O        O         O          O      O
Futures and Swaps &
Swaptions
ADRs, GDRs and                   O            +          +         +         +        +         +          +      +
NASDAQ-listed foreign
securities(1)
Foreign Equities(1)
   Developed Markets(2)         10%+        20%+       20%+       20%      20%+     20%+       20%        15%     +
   Emerging Markets              NA           O          O         O         O        O         O          O      +
Foreign Fixed Income             O            X          X         X         X        X         X          X      X
Securities
Currency Contracts
   Hedging                       NA           O          O         O         O        O         O          O      +
Speculation                      X            X          X         X         X        X         X          X      X
   Spot Basis                    NA           O          O         O         O        O         O          O      +
Repurchase Agreements            O            O          O         O         O        O         O          O      O
Restricted/                     10%          10%        10%       10%       10%      10%       10%        10%    10%
Illiquid (excluding 144A
from definition of
illiquid)
Convertible Securities           O            +          +         +         +        +         +          +      +
Dollar Roll Transactions         O            O          O         O         O        O         O          O      O

                       SECURITIES AND INVESTMENT PRACTICES

                                                       LARGE      MID       MID    SMALL/     SMALL      SMALL
                                                        CAP       CAP       CAP      MID       CAP        CAP   INT'L
                             500 INDEX    LARGE CAP   GROWTH     VALUE    GROWTH     CAP      VALUE     GROWTH  STOCK
                                FUND     VALUE FUND    FUND    FUND (3)    FUND     FUND     FUND (3)    FUND    FUND
                             ---------   ----------   ------   --------   ------   ------   ---------   ------  -----
REITs                            O            O          O         +         O        O         +          O      O
When-Issued Securities           O            O          O         O         O        O         O          O      O
Zero Coupon/Pay in Kind          X            X          X         X         X        X         X          X      X
Municipal Bonds                  X            X          X         X         X        X         X          X      X
Borrowing                      33.3%        33.3%      33.3%     33.3%     33.3%    33.3%     33.3%      33.3%  33.3%

----------
+    Permitted - Part of principal investment strategy

X    Not currently permitted

O    Permitted - Not a principal investment strategy

*    Temporary Investment or cash management purposes

% Percentage of net assets (unless total assets specified) that fund may invest

NA   Not Applicable

(1) Any limitation on foreign investments includes investments in both foreign securities purchased in foreign markets and ADRs, GDRs and NASDAQ-listed foreign securities.

(2) ADRs, GDRs and NASDAQ-listed foreign securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.

(3) The Funds may invest in ETFs; the Funds may invest up to 20% of assets in foreign securites, including American, European, Continental and Global Depository Receipts as an investment strategy.

ILT-39/106570-0206                                             February 17, 2006